Trade Receivables - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 1,322,420	R$ 1,185,430
Allowance for doubtful accounts [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(121,052)	(90,286)
Not overdue [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,033,076	1,068,230
Overdue From 1 to 30 days [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	160,654	81,012
Overdue From 31 to 60 days [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	26,881	18,323
Overdue From 61 to 90 days [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	64,947	7,411
More than 90 days [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 157,914	R$ 100,740